Fair Value Measurements - Summary of key inputs into the monte carlo simulation model for the private placement warrants and public warrants (Detail) - Monte Carlo Simulation Model [Member] - $ / shares
		3 Months Ended	4 Months Ended
	Oct. 09, 2020	Mar. 31, 2021	Dec. 31, 2020
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.45%	0.98%	0.51%
Measurement Input Trading Days Per Year [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Trading days per year	252	252	252
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	17.50%	17.40%	16.50%
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	$ 11.50	$ 11.50	$ 11.50
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock Price	$ 9.54	$ 9.98	$ 10.01